As filed with the Securities and Exchange Commission on June 17, 2014

Investment Company Act File No. 811-7840; Securities Act File No. 33-65632

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

POST-EFFECTIVE AMENDMENT No. 77 ☒

and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 80 ☒

SCHRODER SERIES TRUST

875 Third Avenue, 22nd Floor, New York, New York 10022

(212) 641-3800

Carin F. Muhlbaum, Esq.

Schroder Investment Management North America Inc.

875 Third Avenue, 22nd Floor,

New York, New York 10022

Copies to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

It is proposed that this filing be effective:

☐              Immediately upon filing pursuant to paragraph (b) of Rule 485

☒            On June 23, 2014 pursuant to paragraph (b) of Rule 485

☐              60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐              On (date) pursuant to paragraph (a)(1) of Rule 485

☐              75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐                 On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment is being filed in connection with an update of the registration statement of Schroder Series Trust relating to Schroder Global Multi-Asset Income Fund and Schroder Global Strategic Bond Fund.  Except as otherwise specifically indicated, the amendment does not delete or supersede any prospectus or statement of additional information in any prior post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C to the Schroder Series Trust (the “Registrant”) Post-Effective Amendment No. 74 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 77 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on March 17, 2014 (the “Post-Effective Amendment”) are incorporated herein by reference.

The Registrant is submitting this post-effective amendment pursuant to Rule 485(b) under the Securities Act solely to designate June 23, 2014 as the new effective date for Post-Effective Amendment No. 74 filed pursuant to Rule 485(a) under the Securities Act on March 17, 2014, which contains the Prospectuses and the Statement of Additional Information describing Schroder Global Multi- Asset Income Fund and Schroder Global Strategic Bond Fund, series of the Registrant. Post-Effective Amendment No. 74 was initially scheduled to become effective on June 2, 2014 and was the subject of a delaying amendment, Post-Effective Amendment No. 76 filed pursuant to Rule 485(b) under the Securities Act on May 30, 2014. This Post-Effective Amendment No. 77 is intended to amend and supersede Post-Effective Amendment No. 76. This Post-Effective Amendment No. 77, however, is not intended to amend or supersede any information contained in Post-Effective Amendment No. 74.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on this 17th day of June, 2014.

SCHRODER SERIES TRUST

By:	/s/ Mark A. Hemenetz
	Name:	Mark A. Hemenetz
	Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on June 17, 2014.

Principal Executive Officer

By:	/s/ Mark A. Hemenetz
	Name:	Mark A. Hemenetz
	Title:	President and Principal Executive Officer

Principal Financial and Accounting Officer

By:	/s/ Alan M. Mandel
	Name:	Alan M. Mandel
	Title:	Treasurer & Principal Financial and Accounting Officer

*Jay S. Calhoun, Trustee

*Margaret M. Cannella, Trustee

*Mark D. Gersten, Trustee

*Catherine A. Mazza, Trustee

By:	/s/ Alan M. Mandel
Alan M. Mandel, Attorney-in-Fact*

*              Pursuant to powers of attorney previously filed as exhibits to this Registration Statement.